Loans, Impaired Loans, and Allowance for Credit Losses (Tables)	6 Months Ended
Apr. 30, 2024
Disclosure of Financial Instruments [Abstract]
Summary of Banks Loans and Acceptances
The following table provides details regarding

the Bank’s loans and acceptances as at April

30, 2024 and October 31, 2023.
Loans and Acceptances

(millions of Canadian dollars) As at
April 30, 2024 October 31, 2023
Residential mortgages $ 326,032 $ 320,341
Consumer instalment and other personal 221,197 217,554
Credit card 39,421 38,660
Business and government 349,019 326,528

935,669 903,083
Customers’ liability under acceptances

4,183 17,569
Loans at FVOCI

(Note 4)
206 421
Total loans

and acceptances
940,058 921,073
Total allowance for loan losses 7,545 7,136
Total loans

and acceptances, net of allowance
$ 932,513 $ 913,937

Summary of Credit Quality
Business and government loans (including

loans at FVOCI) and customers’ liability

under acceptances are grouped together

as reflected below for presentation in
the “Loans and Acceptances by Risk Ratings”

table.
Loans and Acceptances

– Business and Government

(millions of Canadian dollars) As at
April 30, 2024 October 31, 2023
Loans at amortized cost $ 349,019 $ 326,528
Customers’ liability under acceptances 4,183 17,569
Loans at FVOCI

(Note 4)
206 421
Loans and acceptances 353,408 344,518
Allowance for loan losses 3,125 2,990
Loans and acceptances, net of allowance $ 350,283 $ 341,528

Summary of Gross Carrying Amounts of Loans, Acceptances and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings
The following table provides the gross carrying

amounts of loans,

acceptances and credit risk exposures

on loan commitments and financial guarantee

contracts
by internal risk ratings for credit risk management

purposes, presenting separately those that

are subject to Stage 1, Stage 2, and Stage

3 allowances.
Loans and Acceptances by Risk Ratings

(millions of Canadian dollars) As at
April 30, 2024 October 31, 2023
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential mortgages 1,2,3
Low Risk $ 228,023 $ 769 $ n/a $ 228,792 $ 225,596 $ 46 $ n/a $ 225,642
Normal Risk 69,156 13,473 n/a 82,629 70,423 11,324 n/a 81,747
Medium Risk 382 10,446 n/a 10,828 110 9,581 n/a 9,691
High Risk 4 3,096 308 3,408 10 2,573 325 2,908
Default n/a n/a 375 375 n/a n/a 353 353
Total loans 297,565 27,784 683 326,032 296,139 23,524 678 320,341
Allowance for loan losses 129 214 60 403 154 192 57 403
Loans, net of allowance 297,436 27,570 623 325,629 295,985 23,332 621 319,938
Consumer instalment and other personal 4

Low Risk 98,382 2,637 n/a 101,019 100,102 2,278 n/a 102,380
Normal Risk 61,842 12,648 n/a 74,490 60,613 13,410 n/a 74,023
Medium Risk 26,283 6,376 n/a 32,659 24,705 5,816 n/a 30,521
High Risk 4,607 7,533 365 12,505 4,122 5,700 323 10,145
Default n/a n/a 524 524 n/a n/a 485 485
Total loans 191,114 29,194 889 221,197 189,542 27,204 808 217,554
Allowance for loan losses 658 1,091 238 1,987 653 959 197 1,809
Loans, net of allowance 190,456 28,103 651 219,210 188,889 26,245 611 215,745
Credit card

Low Risk 6,320 16 n/a 6,336 6,499 12 n/a 6,511
Normal Risk 11,126 182 n/a 11,308 11,171 134 n/a 11,305
Medium Risk 12,736 1,126 n/a 13,862 12,311 1,163 n/a 13,474
High Risk 2,767 4,605 427 7,799 2,567 4,289 401 7,257
Default n/a n/a 116 116 n/a n/a 113 113
Total loans 32,949 5,929 543 39,421 32,548 5,598 514 38,660
Allowance for loan losses 667 979 384 2,030 709 913 312 1,934
Loans, net of allowance 32,282 4,950 159 37,391 31,839 4,685 202 36,726
Business and government 1,2,3,5

Investment grade or Low/Normal Risk 163,179 112 n/a 163,291 159,477 101 n/a 159,578
Non-investment grade or Medium Risk 162,642 10,685 n/a 173,327 161,651 10,278 n/a 171,929
Watch and classified or High Risk 698 14,312 69 15,079 604 11,017 75 11,696
Default n/a n/a 1,711 1,711 n/a n/a 1,315 1,315
Total loans and acceptances 326,519 25,109 1,780 353,408 321,732 21,396 1,390 344,518
Allowance for loan and acceptances

losses
1,025 1,631 469 3,125 1,157 1,371 462 2,990
Loans and acceptances, net of allowance 325,494 23,478 1,311 350,283 320,575 20,025 928 341,528
Total loans and acceptances 6 848,147 88,016 3,895 940,058 839,961 77,722 3,390 921,073
Total allowance for loan losses 6,7 2,479 3,915 1,151 7,545 2,673 3,435 1,028 7,136
Total loans and acceptances, net of

allowance
6
$ 845,668 $ 84,101 $ 2,744 $ 932,513 $ 837,288 $ 74,287 $ 2,362 $ 913,937
Includes impaired loans with a balance of $ 192

million (October 31, 2023 – $
271

million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.
Excludes trading loans and non-trading loans at fair value through profit or loss (FVTPL) with a fair value of $ 19 billion (October 31, 2023 – $
17

billion) and $
3

billion (October 31, 2023 –
$ 3

billion), respectively.
Includes insured mortgages of $ 73

billion (October 31, 2023 – $
74

billion).
4

Includes Canadian government-insured real estate personal loans of $
6

billion (October 31, 2023 – $
7

billion).
Includes loans guaranteed by government agencies of $ 25

billion (October 31, 2023 – $
26

billion), which are primarily reported in Non-investment grade or a lower risk rating based on the borrowers’ credit risk.
6

Stage 3 includes acquired credit-impaired (ACI) loans of
nil

(October 31, 2023 – $
91

million) and a related allowance for loan losses of
nil

(October 31, 2023 – $
6

million), which have
been included in the “Default”

risk rating category as they were impaired at acquisition.
7

Includes allowance for loan losses related to loans that are measured at FVOCI of nil

(October 31, 2023 –
nil ).
Loans and Acceptances by Risk Ratings (Continued)

– Off-Balance Sheet Credit Instruments
1

(millions of Canadian dollars) As at
April 30, 2024 October 31, 2023
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Retail Exposures
2

Low Risk $ 256,848 $ 1,397 $ n/a $ 258,245 $ 254,231 $ 1,093 $ n/a $ 255,324
Normal Risk 92,179 1,301 n/a 93,480 91,474 1,112 n/a 92,586
Medium Risk 19,866 1,235 n/a 21,101 19,774 1,079 n/a 20,853
High Risk 1,229 1,278 – 2,507 1,209 1,198 – 2,407
Default n/a n/a – – n/a n/a – –
Non-Retail Exposures 3
Investment grade 275,384 – n/a 275,384 264,029 – n/a 264,029
Non-investment grade 97,750 5,328 n/a 103,078 98,068 4,396 n/a 102,464
Watch and classified 305 4,533 – 4,838 218 4,158 – 4,376
Default n/a n/a 204 204 n/a n/a 107 107
Total off-balance sheet credit
instruments 743,561 15,072 204 758,837 729,003 13,036 107 742,146
Allowance for off-balance sheet credit

instruments 423 568 11 1,002 476 565 8 1,049
Total off-balance sheet credit
instruments, net of allowance $ 743,138 $ 14,504 $ 193 $ 757,835 $ 728,527 $ 12,471 $ 99 $ 741,097
Excludes mortgage commitments.
2

Includes $
373

billion (October 31, 2023 – $
369

billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3

Includes $
64

billion (October 31, 2023 – $
62

billion) of the undrawn component of uncommitted credit and liquidity facilities.

Summary of Allowance for Credit Losses
The following table provides details on

the Bank’s allowance for credit losses as at and

for the three and six months ended April 30,

2024

and April 30,

2023,
including allowance for off-balance sheet instruments

in the applicable categories.
Allowance for Credit Losses
(millions of Canadian dollars) Foreign Foreign

exchange,

exchange,

Balance at
Provision

Write-offs, disposals, Balance Balance at
Provision

Write-offs, disposals, Balance
beginning for credit net of and other at end of beginning for credit net of and other at end of of period losses recoveries adjustments period of period losses recoveries adjustments period

For the three months ended
April 30, 2024 April 30, 2023
Residential mortgages $ 410 $ (8) $ (1) $ 2 $ 403 $ 330 $ 4 $ (3) $ 3 $ 334
Consumer instalment and other
personal 1,979 361 (288) 20 2,072 1,753 183 (181) 11 1,766
Credit card 2,577 423 (403) 47 2,644 2,407 327 (283) 29 2,480
Business and government 3,299 296 (207) 40 3,428 2,987 86 (57) 48 3,064
Total allowance for loan losses,
including off-balance sheet
instruments 8,265 1,072 (899) 109 8,547 7,477 600 (524) 91 7,644
Debt securities at amortized cost 2 – – – 2 1 – – 1 2
Debt securities at FVOCI 1 (1) – 1 1 1 (1) – 1 1
Total allowance for credit
losses on debt securities 3 (1) – 1 3 2 (1) – 2 3
Total allowance for credit losses $ 8,268 $ 1,071 $ (899) $ 110 $ 8,550 $ 7,479 $ 599 $ (524) $ 93 $ 7,647
Comprising:
Allowance for credit losses on
loans at amortized cost $ 7,265

$ 7,545 $ 6,492

$ 6,644
Allowance for credit losses on
loans at FVOCI – – – –
Allowance for loan losses 7,265 7,545 6,492 6,644
Allowance for off-balance sheet
instruments 1,000 1,002 985 1,000

Allowance for credit losses on

debt securities 3 3 2 3

For the six months ended
April 30, 2024 April 30, 2023
Residential mortgages $ 403 $ – $ (3) $ 3 $ 403 $ 323 $ 16 $ (4) $ (1) $ 334
Consumer instalment and other
personal 1,895 743 (563) (3) 2,072 1,704 445 (377) (6) 1,766
Credit card 2,577 853 (772) (14) 2,644 2,352 664 (528) (8) 2,480
Business and government 3,310 477 (320) (39) 3,428 2,984 165 (88) 3 3,064
Total allowance for loan losses,
including off-balance sheet
instruments 8,185 2,073 (1,658) (53) 8,547 7,363 1,290 (997) (12) 7,644
Debt securities at amortized cost 2 – – – 2 1 – – 1 2
Debt securities at FVOCI 2 (1) – – 1 2 (1) – – 1
Total allowance for credit
losses on debt securities 4 (1) – – 3 3 (1) – 1 3
Total allowance for credit losses $ 8,189 $ 2,072 $ (1,658) $ (53) $ 8,550 $ 7,366 $ 1,289 $ (997) $ (11) $ 7,647
Comprising:
Allowance for credit losses on
loans at amortized cost $ 7,136

$ 7,545 $ 6,432

$ 6,644
Allowance for credit losses on
loans at FVOCI – – – –
Allowance for loan losses 7,136 7,545 6,432 6,644
Allowance for off-balance sheet

instruments 1,049 1,002 931 1,000

Allowance for credit losses on

debt securities 4 3 3 3

Summary of Allowance for Loan Losses
The following table provides details on

the Bank’s allowance for loan losses by stage as

at and for the three months ended April 30,

2024 and April 30, 2023.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the three months ended
April 30, 2024 April 30, 2023
Stage 1 Stage 2 Stage 3 1 Total Stage 1 Stage 2 Stage 3 1 Total
Residential Mortgages
Balance at beginning of period $ 137 $ 212 $ 61 $ 410 $ 129 $ 150 $ 51 $ 330
Provision for credit losses
Transfer to Stage 1 2 32 (32) – – 21 (21) – –
Transfer to Stage 2 (7) 13 (6) – (8) 12 (4) –
Transfer to Stage 3 – (8) 8 – (1) (3) 4 –
Net remeasurement due to transfers into stage 3 (8) 6 – (2) (4) 5 – 1
New originations or purchases 4 7 n/a n/a 7 8 n/a n/a 8
Net repayments 5 (1) – – (1) (1) (1) – (2)
Derecognition of financial assets (excluding
disposals and write-offs) 6 (1) (7) (19) (27) (1) (4) (3) (8)
Changes to risk, parameters, and models 7 (31) 29 17 15 (28) 30 3 5
Disposals – – – – – – – –
Write-offs – – (2) (2) – – (3) (3)
Recoveries – – 1 1 – – – –
Foreign exchange and other adjustments 1 1 – 2 1 1 1 3
Balance at end of period $ 129 $ 214 $ 60 $ 403 $ 116 $ 169 $ 49 $ 334
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 664 $ 1,090 $ 225 $ 1,979 $ 675 $ 916 $ 162 $ 1,753
Provision for credit losses
Transfer to Stage 1 2 142 (141) (1) – 136 (135) (1) –
Transfer to Stage 2 (58) 81 (23) – (48) 67 (19) –
Transfer to Stage 3 (3) (62) 65 – (2) (49) 51 –
Net remeasurement due to transfers into stage 3 (63) 71 2 10 (48) 49 3 4
New originations or purchases 4 87 n/a n/a 87 99 n/a n/a 99
Net repayments 5 (18) (24) (4) (46) (1) (26) (3) (30)
Derecognition of financial assets (excluding
disposals and write-offs) 6 (16) (26) (16) (58) (17) (23) (8) (48)
Changes to risk, parameters, and models 7 (55) 148 275 368 (124) 117 165 158
Disposals – – – – – – – –
Write-offs – – (370) (370) – – (254) (254)
Recoveries – – 82 82 – – 73 73
Foreign exchange and other adjustments 8 9 3 20 5 5 1 11
Balance, including off-balance sheet instruments,
at end of period 688 1,146 238 2,072 675 921 170 1,766
Less: Allowance for off-balance sheet instruments 8 30 55 – 85 37 51 – 88
Balance at end of period $ 658 $ 1,091 $ 238 $ 1,987 $ 638 $ 870 $ 170 $ 1,678
Credit Card 9
Balance, including off-balance sheet instruments,
at beginning of period $ 880 $ 1,325 $ 372 $ 2,577 $ 956 $ 1,198 $ 253 $ 2,407
Provision for credit losses
Transfer to Stage 1 2 263 (255) (8) – 270 (264) (6) –
Transfer to Stage 2 (81) 101 (20) – (76) 90 (14) –
Transfer to Stage 3 (5) (239) 244 – (5) (179) 184 –
Net remeasurement due to transfers into stage 3 (118) 121 6 9 (127) 121 5 (1)
New originations or purchases 4 40 n/a n/a 40 46 n/a n/a 46
Net repayments 5 (8) 1 18 11 34 (6) 15 43
Derecognition of financial assets (excluding
disposals and write-offs) 6 (10) (18) (88) (116) (10) (23) (65) (98)
Changes to risk, parameters, and models 7 (61) 286 254 479 (135) 284 188 337
Disposals – – – – – – – –
Write-offs – – (486) (486) – – (357) (357)
Recoveries – – 83 83 – – 74 74
Foreign exchange and other adjustments 15 23 9 47 11 14 4 29
Balance, including off-balance sheet instruments,
at end of period 915 1,345 384 2,644 964 1,235 281 2,480
Less: Allowance for off-balance sheet instruments 8 248 366 – 614 278 361 – 639
Balance at end of period $ 667 $ 979 $ 384 $ 2,030 $ 686 $ 874 $ 281 $ 1,841
Includes allowance for loan losses related to ACI loans.
2

Transfers represent stage transfer movements prior to ECL remeasurement.

3

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2023

Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

4

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

6

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7

Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors, level of risk, parameters,

and/or models,
subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information

”

and “Expert Credit Judgment”

sections of Note 2 and Note 3 of the
Bank’s 2023 Annual Consolidated Financial Statements for further details.

8

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
9

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2023 Annual
Consolidated Financial Statements for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the three months ended
April 30, 2024 April 30, 2023
Stage 1 Stage 2 Stage 3
1
Total Stage 1 Stage 2 Stage 3 1 Total
Business and Government
2
Balance, including off-balance sheet instruments,
at beginning of period $ 1,139 $ 1,631 $ 529 $ 3,299 $ 1,265 $ 1,356 $ 366 $ 2,987
Provision for credit losses
Transfer to Stage 1 3 52 (52) – – 122 (122) – –
Transfer to Stage 2 (166) 170 (4) – (124) 127 (3) –
Transfer to Stage 3 (2) (80) 82 – (4) (18) 22 –
Net remeasurement due to transfers into stage 3 (18) 51 1 34 (36) 27 – (9)
New originations or purchases 3 297 n/a n/a 297 265 n/a n/a 265
Net repayments 3 9 (11) (3) (5) 28 (18) (19) (9)
Derecognition of financial assets (excluding
disposals and write-offs) 3 (161) (155) (100) (416) (163) (121) (106) (390)
Changes to risk, parameters, and models 3 2 194 190 386 (125) 192 162 229
Disposals – – – – – – – –
Write-offs – – (222) (222) – – (65) (65)
Recoveries – – 15 15 – – 8 8
Foreign exchange and other adjustments 18 30 (8) 40 33 18 (3) 48
Balance, including off-balance sheet instruments,
at end of period 1,170 1,778 480 3,428 1,261 1,441 362 3,064
Less: Allowance for off-balance sheet instruments 4 145 147 11 303 150 120 3 273
Balance at end of period 1,025 1,631 469 3,125 1,111 1,321 359 2,791
Total Allowance, including

off-balance sheet

instruments, at end of period 2,902 4,483 1,162 8,547 3,016 3,766 862 7,644
Less: Total Allowance for

off-balance sheet

instruments 4 423 568 11 1,002 465 532 3 1,000
Total Allowance for Loan Losses

at end of period
$ 2,479 $ 3,915 $ 1,151 $ 7,545 $ 2,551 $ 3,234 $ 859 $ 6,644
Includes allowance for loan losses related to ACI loans.
2

Includes allowance for loan losses related to customers’ liability under acceptances.
3

For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
The following table provides details on

the Bank’s allowance for loan losses by stage as

at and for the six months ended April 30,

2024 and April 30, 2023.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the six months ended
April 30, 2024 April 30, 2023
Stage 1 Stage 2 Stage 3
1
Total Stage 1 Stage 2 Stage 3 1 Total
Residential Mortgages
Balance at beginning of period $ 154 $ 192 $ 57 $ 403 $ 127 $ 140 $ 56 $ 323
Provision for credit losses
Transfer to Stage 1 2 68 (65) (3) – 56 (55) (1) –
Transfer to Stage 2 (17) 28 (11) – (14) 23 (9) –
Transfer to Stage 3 – (17) 17 – (1) (8) 9 –
Net remeasurement due to transfers into stage 3 (14) 13 – (1) (11) 11 – –
New originations or purchases 4 15 n/a n/a 15 16 n/a n/a 16
Net repayments 5 (2) – – (2) (2) (2) – (4)
Derecognition of financial assets (excluding
disposals and write-offs) 6 (3) (12) (23) (38) (2) (8) (6) (16)
Changes to risk, parameters, and models 7 (71) 74 23 26 (52) 68 4 20
Disposals – – – – – – – –
Write-offs – – (4) (4) – – (5) (5)
Recoveries – – 1 1 – – 1 1
Foreign exchange and other adjustments (1) 1 3 3 (1) – – (1)
Balance at end of period $ 129 $ 214 $ 60 $ 403 $ 116 $ 169 $ 49 $ 334
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 688 $ 1,010 $ 197 $ 1,895 $ 654 $ 896 $ 154 $ 1,704
Provision for credit losses
Transfer to Stage 1 2 273 (271) (2) – 306 (303) (3) –
Transfer to Stage 2 (130) 172 (42) – (100) 137 (37) –
Transfer to Stage 3 (6) (122) 128 – (4) (95) 99 –
Net remeasurement due to transfers into stage 3 (117) 157 4 44 (101) 103 5 7
New originations or purchases 4 176 n/a n/a 176 198 n/a n/a 198
Net repayments 5 (36) (45) (7) (88) (23) (44) (6) (73)
Derecognition of financial assets (excluding
disposals and write-offs) 6 (33) (46) (26) (105) (35) (47) (17) (99)
Changes to risk, parameters, and models 7 (126) 294 548 716 (218) 277 353 412
Disposals – – – – – – – –
Write-offs – – (717) (717) – – (520) (520)
Recoveries – – 154 154 – – 143 143
Foreign exchange and other adjustments (1) (3) 1 (3) (2) (3) (1) (6)
Balance, including off-balance sheet instruments,
at end of period 688 1,146 238 2,072 675 921 170 1,766
Less: Allowance for off-balance sheet instruments 8 30 55 – 85 37 51 – 88
Balance at end of period $ 658 $ 1,091 $ 238 $ 1,987 $ 638 $ 870 $ 170 $ 1,678
Credit Card 9
Balance, including off-balance sheet instruments,
at beginning of period $ 988 $ 1,277 $ 312 $ 2,577 $ 954 $ 1,191 $ 207 $ 2,352
Provision for credit losses
Transfer to Stage 1 2 509 (494) (15) – 569 (558) (11) –
Transfer to Stage 2 (176) 212 (36) – (162) 188 (26) –
Transfer to Stage 3 (11) (462) 473 – (10) (343) 353 –
Net remeasurement due to transfers into stage 3 (226) 260 13 47 (266) 248 10 (8)
New originations or purchases 4 79 n/a n/a 79 97 n/a n/a 97
Net repayments 5 14 6 35 55 62 1 28 91
Derecognition of financial assets (excluding
disposals and write-offs) 6 (20) (34) (172) (226) (22) (41) (111) (174)
Changes to risk, parameters, and models 7 (236) 586 548 898 (255) 554 359 658
Disposals – – – – – – – –
Write-offs – – (930) (930) – – (671) (671)
Recoveries – – 158 158 – – 143 143
Foreign exchange and other adjustments (6) (6) (2) (14) (3) (5) – (8)
Balance, including off-balance sheet instruments,
at end of period 915 1,345 384 2,644 964 1,235 281 2,480
Less: Allowance for off-balance sheet instruments 8 248 366 – 614 278 361 – 639
Balance at end of period $ 667 $ 979 $ 384 $ 2,030 $ 686 $ 874 $ 281 $ 1,841
Includes allowance for loan losses related to ACI loans.
2

Transfers represent stage transfer movements prior to ECL remeasurement.

3

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2023

Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

4

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

6

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7

Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors, level of risk, parameters,

and/or models,
subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information

”

and “Expert Credit Judgment”

sections of Note 2 and Note 3 of the
Bank’s 2023 Annual Consolidated Financial Statements for further details.

8

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
9

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2023 Annual
Consolidated Financial Statements for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the six months ended
April 30, 2024 April 30, 2023
Stage 1 Stage 2 Stage 3
1
Total Stage 1 Stage 2 Stage 3 1 Total
Business and Government
2
Balance, including off-balance sheet instruments,
at beginning of period $ 1,319 $ 1,521 $ 470 $ 3,310 $ 1,220 $ 1,417 $ 347 $ 2,984
Provision for credit losses
Transfer to Stage 1 3 114 (114) – – 222 (220) (2) –
Transfer to Stage 2 (283) 290 (7) – (283) 289 (6) –
Transfer to Stage 3 (16) (135) 151 – (9) (39) 48 –
Net remeasurement due to transfers into stage 3 (39) 93 5 59 (64) 51 – (13)
New originations or purchases 3 568 n/a n/a 568 597 n/a n/a 597
Net repayments 3 17 (19) (29) (31) 32 (39) (43) (50)
Derecognition of financial assets (excluding
disposals and write-offs) 3 (333) (254) (145) (732) (351) (272) (239) (862)
Changes to risk, parameters, and models 3 (160) 396 377 613 (116) 256 353 493
Disposals – – – – – – – –
Write-offs – – (346) (346) – – (108) (108)
Recoveries – – 26 26 – – 20 20
Foreign exchange and other adjustments (17) – (22) (39) 13 (2) (8) 3
Balance, including off-balance sheet instruments,
at end of period 1,170 1,778 480 3,428 1,261 1,441 362 3,064
Less: Allowance for off-balance sheet instruments 4 145 147 11 303 150 120 3 273
Balance at end of period 1,025 1,631 469 3,125 1,111 1,321 359 2,791
Total Allowance, including

off-balance sheet

instruments, at end of period 2,902 4,483 1,162 8,547 3,016 3,766 862 7,644
Less: Total Allowance for

off-balance sheet

instruments 4 423 568 11 1,002 465 532 3 1,000
Total Allowance for Loan Losses

at end of period
$ 2,479 $ 3,915 $ 1,151 $ 7,545 $ 2,551 $ 3,234 $ 859 $ 6,644
Includes allowance for loan losses related to ACI loans.
2

Includes allowance for loan losses related to customers’ liability under acceptances.
3

For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.

Summary of Macroeconomic Variables impacted in Determining ECLs
Macroeconomic Variables
As at
April 30, 2024
Base Forecast Upside Scenario Downside Scenario
Average Remaining Average Remaining Average Remaining
Q2 2024- 4-year Q2 2024- 4-year Q2 2024- 4-year
Q1 2025 1 period 1 Q1 2025 1 period 1 Q1 2025 1 period 1

Unemployment rate
Canada 6.5% 6.1% 5.8% 5.8% 7.3

% 7.3%
United States 4.1 4.0 3.8 3.9 5.1

5.3
Real GDP
Canada 1.1 1.9 1.5 1.9 (0.8) 2.2
United States 2.0 1.9 2.6 1.9 – 2.2
Home prices
Canada (average existing price) 2 1.5 2.9 1.9 2.9 (9.6) 3.2
United States (CoreLogic HPI) 3 3.0 2.7 3.5 2.8 (8.2) 4.0
Central bank policy interest rate
Canada 4.25 2.31 4.88 2.44 3.50 1.78
United States 4.94 2.84 5.38 2.94 4.00 2.28
U.S. 10-year treasury yield 3.86 3.21 4.20 3.32 3.67 3.17
U.S. 10-year BBB spread (%-pts) 1.70 1.81 1.49 1.74 2.40 2.09
Exchange rate (U.S. dollar/Canadian dollar) $ 0.74 $ 0.80 $ 0.77 $ 0.81 $ 0.71 $ 0.74
The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2
The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3
The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

Schedule of Change from Base to Probability-Weighted ECL
The following table presents the base ECL

scenario compared to the probability-weighted

ECLs, with the latter derived from

three ECL scenarios for performing
loans and off-balance sheet instruments. The difference

reflects the impact of deriving multiple

scenarios around the base ECLs and resultant

change in ECLs due
to non-linearity and sensitivity to using

macroeconomic forecasts.
Change from Base to Probability-Weighted

ECLs
(millions of Canadian dollars, except

as noted)
As at
April 30, 2024 October 31, 2023
Probability-weighted ECLs $ 7,385 $ 7,149
Base ECLs 6,849 6,658
Difference – in amount $ 536 $ 491
Difference – in percentage 7.8% 7.4%

Schedule of Incremental Lifetime ECL Impact
The following table shows the estimated

impact of staging on ECLs by presenting

all performing loans and off-balance sheet instruments

calculated using
twelve-month ECLs compared to the current

aggregate probability-weighted ECLs, holding

all risk profiles constant.
Incremental Lifetime ECLs Impact
(millions of Canadian dollars)

As at
April 30, 2024 October 31, 2023
Probability-weighted ECLs $ 7,385 $ 7,149
All performing loans and off-balance sheet instruments

using 12-month ECLs
5,403 5,295
Incremental lifetime ECLs impact $ 1,982 $ 1,854

Summary of Loans Past Due but Not Impaired
The following table summarizes loans that

are past
due but not impaired.

Loans less than 31 days contractually past

due are excluded as they do not generally

reflect a borrower’s ability to meet

their payment
obligations.
Loans Past Due but not Impaired 1
(millions of Canadian dollars) As at
April 30, 2024 October 31, 2023

31-60 61-89 31-60 61-89

days days Total days days Total
Residential mortgages

$ 284 $ 97 $ 381 $ 286 $ 81 $ 367
Consumer instalment and other personal 862 330 1,192 870 287 1,157
Credit card 337 245 582 359 242 601
Business and government 234 121 355 264 103 367
Total

$ 1,717 $ 793 $ 2,510 $ 1,779 $ 713 $ 2,492
Includes loans that are measured at FVOCI.